UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07994

Western Asset Global Partners Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

FORM N-Q

NOVEMBER 30, 2015

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 92.3%
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.1%
Europcar Groupe SA, Secured Notes	5.750%	6/15/22	200,000	EUR	$223,693	(a)

Automobiles - 0.2%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	260,000		280,553	(b)

Diversified Consumer Services - 0.5%
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	160,000	GBP	262,384
Service Corp. International, Senior Notes	7.500%	4/1/27	290,000		339,300	(b)
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	210,000		217,875

Total Diversified Consumer Services					819,559

Hotels, Restaurants & Leisure - 2.5%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	279,659		255,189	(a)(c)(d)(e)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	210,000		224,437
CCM Merger Inc., Senior Notes	9.125%	5/1/19	390,000		411,450	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	440,000		424,600
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	300,000		313,500	(a)(b)
Enterprise Inns PLC, Senior Secured Bonds	6.500%	12/6/18	494,000	GBP	796,094
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	250,000		258,125	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	180,000		183,825	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	800,000		853,000	(a)(b)

Total Hotels, Restaurants & Leisure					3,720,220

Household Durables - 1.1%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	410,000		423,837	(a)(c)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	350,000		363,125	(a)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	350,000		374,500
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	60,000		61,350
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	430,000		381,625	(a)

Total Household Durables					1,604,437

Media - 5.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	6.625%	1/31/22	960,000		1,015,690	(b)
CCO Safari II LLC, Senior Secured Notes	4.908%	7/23/25	390,000		396,530	(a)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	170,000		177,282	(a)
Clear Channel Worldwide Holdings Inc., Senior Subordinated Notes	7.625%	3/15/20	30,000		28,763
DISH DBS Corp., Senior Notes	7.875%	9/1/19	285,000		307,800	(b)
DISH DBS Corp., Senior Notes	6.750%	6/1/21	390,000		393,412	(b)
DISH DBS Corp., Senior Notes	5.875%	7/15/22	1,570,000		1,462,062
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	290,000		247,950	(a)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	280,000		72,100	(c)
Myriad International Holdings BV, Senior Notes	6.000%	7/18/20	200,000		215,170	(a)(b)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	616,931		516,680	(a)(c)
Numericable-SFR SAS, Senior Secured Bonds	6.000%	5/15/22	290,000		287,100	(a)
Numericable-SFR SAS, Senior Secured Bonds	6.250%	5/15/24	840,000		829,500	(a)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	385,000		450,300	(b)
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	139,000		161,028	(b)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	290,000		302,687	(a)(b)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	172,000		178,880	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	100,000	EUR	$113,100	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	560,000		574,700	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	340,000		339,575	(a)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	200,000		195,000	(a)

Total Media					8,265,309

Multiline Retail - 0.4%
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	80,000		77,400	(b)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	200,000		179,500	(a)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	350,000		313,250	(a)(c)

Total Multiline Retail					570,150

Specialty Retail - 1.3%
American Greetings Corp., Senior Notes	7.375%	12/1/21	290,000		304,500	(b)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	750,000		686,250	(a)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	180,000		158,850	(a)
L Brands Inc., Senior Notes	6.875%	11/1/35	440,000		452,650	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	400,000		407,500

Total Specialty Retail					2,009,750

Textiles, Apparel & Luxury Goods - 0.1%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	130,000		124,800	(a)(b)

TOTAL CONSUMER DISCRETIONARY					17,618,471

CONSUMER STAPLES - 4.1%
Beverages - 0.5%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	280,000		282,800	(a)
Cott Beverages Inc., Senior Notes	6.750%	1/1/20	240,000		249,600
DS Services of America Inc., Secured Notes	10.000%	9/1/21	260,000		296,400	(a)

Total Beverages					828,800

Food & Staples Retailing - 0.4%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	400,000		383,500	(a)
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	240,000		250,200	(a)

Total Food & Staples Retailing					633,700

Food Products - 1.7%
BRF SA, Senior Notes	4.750%	5/22/24	422,000		401,913	(a)(b)
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	300,000		300,750	(a)
JBS Investment GmbH, Senior Notes	7.250%	4/3/24	260,000		261,300	(a)
JBS USA LLC/JBS USA Finance Inc., Senior Notes	5.750%	6/15/25	210,000		201,285	(a)
Minerva Luxembourg SA, Senior Notes	7.750%	1/31/23	480,000		471,600	(f)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	340,000		335,750	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	560,000		513,800	(a)

Total Food Products					2,486,398

Household Products - 1.2%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	160,000		162,800
Kronos Acquisition Holdings Inc., Senior Notes	9.000%	8/15/23	80,000		75,400	(a)
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	180,000		188,550	(a)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	370,000		383,413	(a)
Sun Products Corp., Senior Notes	7.750%	3/15/21	1,060,000		953,337	(a)

Total Household Products					1,763,500

Tobacco - 0.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	500,000		405,625

TOTAL CONSUMER STAPLES					6,118,023

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 20.2%
Energy Equipment & Services - 0.8%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	210,000	$159,600	(b)
CGG, Senior Notes	6.875%	1/15/22	200,000	110,500
Gulfmark Offshore Inc., Senior Notes	6.375%	3/15/22	130,000	78,650
Parker Drilling Co., Senior Notes	7.500%	8/1/20	360,000	286,200
SESI LLC, Senior Notes	7.125%	12/15/21	330,000	313,500	(b)
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	300,000	207,000	(a)

Total Energy Equipment & Services				1,155,450

Oil, Gas & Consumable Fuels - 19.4%
Approach Resources Inc., Senior Notes	7.000%	6/15/21	150,000	80,250
Arch Coal Inc., Senior Notes	7.250%	6/15/21	420,000	9,975
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	170,000	71,400
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	80,000	32,400
California Resources Corp., Senior Notes	5.000%	1/15/20	250,000	160,625
California Resources Corp., Senior Notes	5.500%	9/15/21	1,090,000	659,450
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	200,000	190,000
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	280,000	275,800
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	880,000	413,600
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	110,000	48,675
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	290,000	60,900	(b)
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	372,963	395,808	(b)(f)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	490,000	547,575	(b)
Ecopetrol SA, Senior Notes	5.875%	9/18/23	75,000	74,438	(b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	60,000	47,400	(b)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	8.125%	9/15/23	130,000	129,675	(a)
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	130,000	136,500
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	100,000	98,250	(b)(g)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	300,000	256,500
EV Energy Partners LP/EV Energy Finance Corp., Senior Notes	8.000%	4/15/19	120,000	78,600
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	830,000	858,548	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	180,000	168,300
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	1,360,000	1,130,500	(a)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	288,000	279,984	(a)(b)
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	270,000	213,637	(a)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	1,250,000	400,000
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	110,000	34,100
Hiland Partners LP/Hiland Partners Finance Corp., Senior Notes	7.250%	10/1/20	130,000	134,062	(a)(b)
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	130,000	126,819
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	120,000	78,600	(a)
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	940,000	863,684	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	1,000,000	397,500	*(h)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	70,000	58,450	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	590,000	502,975	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	380,000	119,700	*(e)(h)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	990,000	230,175	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	330,000	226,050
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	110,000	94,050

Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	320,000	276,000
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	210,000	216,128	(f)
Pacific Exploration and Production Corp., Senior Notes	5.375%	1/26/19	1,200,000	390,000	(f)
Pacific Exploration and Production Corp., Senior Notes	7.250%	12/12/21	850,000	269,875	(a)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	120,000	120,300	(a)(b)
Petrobras Global Finance BV, Senior Notes	3.250%	3/17/17	460,000	431,250

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	3.000%	1/15/19	390,000	$317,265
Petrobras Global Finance BV, Senior Notes	4.875%	3/17/20	440,000	355,168
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	900,000	627,750
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	260,000	179,400
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	900,000	644,463
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	6,720,000	2,465,568	(f)
Petroleos Mexicanos, Senior Notes	8.000%	5/3/19	3,980,000	4,522,872
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	750,000	711,225
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	270,000	227,812	(a)
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	390,000	424,612	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	925,000	1,011,332	(a)(b)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	570,000	576,209	(a)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	380,000	352,700	(a)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	660,000	664,706	(a)
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	310,000	19,375	*(h)
Reliance Holdings USA Inc., Senior Notes	4.500%	10/19/20	530,000	565,822	(a)(b)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	420,000	450,124	(a)(b)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	580,000	579,275
Samson Investment Co., Senior Notes	9.750%	2/15/20	310,000	1,550	*(h)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	1,130,000	782,525
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	210,000	157,762	(a)(b)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	850,000	888,806	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	440,000	420,200	(b)(f)
Whiting Canadian Holding Co. ULC, Senior Notes	8.125%	12/1/19	320,000	334,082	(b)
WPX Energy Inc., Senior Notes	8.250%	8/1/23	170,000	159,375
YPF SA, Senior Notes	8.750%	4/4/24	380,000	377,150	(a)

Total Oil, Gas & Consumable Fuels				29,205,636

TOTAL ENERGY				30,361,086

FINANCIALS - 10.9%
Banks - 6.2%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	210,000	202,125	(a)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	280,000	296,100	(g)(i)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	470,000	616,764	(a)(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,000,000	1,131,875	(b)
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	200,000	214,542	(g)(i)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	80,000	79,600	(a)(b)(g)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	200,000	205,750	(a)(g)(i)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	660,000	633,534	(g)(i)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	390,000	442,650	(a)(b)(g)(i)
Credit Agricole SA, Junior Subordinated Notes	7.875%	1/23/24	200,000	205,342	(a)(g)(i)
Export-Import Bank of China, Senior Notes	2.850%	9/16/20	380,000	381,631	(a)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	360,000	356,418	(g)(i)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	220,000	220,662	(g)(i)
Industrial & Commercial Bank of China Ltd., Senior Notes	3.231%	11/13/19	260,000	266,037	(b)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	450,000	426,375	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	140,000	140,871	(b)(g)(i)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	270,000	274,522	(b)(g)(i)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	330,000	330,825	(b)(i)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	200,000	250,000	(g)(i)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	370,000	403,198	(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	760,000		$782,900	(b)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	150,000		173,293	(b)
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	530,000	AUD	425,289	(b)(f)(g)
Santander Issuances SAU, Notes	5.911%	6/20/16	200,000		204,195	(a)(b)
Sberbank of Russia Via SB Capital SA, Subordinated Notes	5.500%	2/26/24	400,000		367,400	(f)(g)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	210,000		221,550	(g)(i)

Total Banks					9,253,448

Capital Markets - 0.4%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	300,000		360,702	(b)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	270,000		269,401

Total Capital Markets					630,103

Consumer Finance - 0.5%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	129,000		150,117
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	250,000		263,000	(b)
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	240,000		244,200
Navient Corp., Senior Notes	6.125%	3/25/24	40,000		34,650
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	150,000		116,250	(a)

Total Consumer Finance					808,217

Diversified Financial Services - 1.9%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	530,000		535,300	(a)
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	540,000		536,598	(a)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	980,000		1,075,550	(b)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	90,000		107,325	(b)
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000		508,750	(a)(b)(g)

Total Diversified Financial Services					2,763,523

Insurance - 0.7%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	190,000		198,550	(a)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	130,000	GBP	204,604	(f)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	200,000		150,000
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	200,000		234,500	(a)(b)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	250,000		312,500	(a)(b)

Total Insurance					1,100,154

Real Estate Investment Trusts (REITs) - 0.1%
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	180,000		170,550	(a)

Real Estate Management & Development - 1.1%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	210,000		193,725
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	580,000		565,500
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	340,000		359,550	(a)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	460,000		472,650	(a)

Total Real Estate Management & Development					1,591,425

TOTAL FINANCIALS					16,317,420

HEALTH CARE - 5.7%
Biotechnology - 0.1%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	170,000		142,375	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Equipment & Supplies - 1.2%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	220,000		$215,738	(a)(c)
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	660,000	EUR	721,067	(a)(b)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	70,000		65,800	(a)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	550,000		496,375	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	320,000		320,800	(a)

Total Health Care Equipment & Supplies					1,819,780

Health Care Providers & Services - 2.9%
BioScrip Inc., Senior Notes	8.875%	2/15/21	160,000		127,800
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	540,000		549,450	(b)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	550,000		519,750
Priory Group No. 3 PLC, Senior Subordinated Notes	8.875%	2/15/19	380,000	GBP	593,207	(f)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,140,000		1,142,138
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,450,000		1,363,000

Total Health Care Providers & Services					4,295,345

Pharmaceuticals - 1.5%
DPx Holdings BV, Senior Notes	7.500%	2/1/22	200,000		202,750	(a)
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	560,000		560,700	(a)(c)
Mallinckrodt International Finance SA, Senior Notes	5.750%	8/1/22	390,000		347,100	(a)
Valeant Pharmaceuticals International, Senior Notes	6.375%	10/15/20	200,000		184,250	(a)
Valeant Pharmaceuticals International, Senior Notes	7.250%	7/15/22	450,000		409,500	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	150,000		135,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	520,000		494,041	(a)

Total Pharmaceuticals					2,333,341

TOTAL HEALTH CARE					8,590,841

INDUSTRIALS - 10.4%
Aerospace & Defense - 0.5%
Aerojet Rocketdyne Holdings Inc., Secured Notes	7.125%	3/15/21	170,000		177,863
Bombardier Inc., Senior Notes	7.500%	3/15/18	130,000		130,000	(a)
Bombardier Inc., Senior Notes	4.750%	4/15/19	30,000		26,250	(a)
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	490,000		431,200	(a)(b)

Total Aerospace & Defense					765,313

Air Freight & Logistics - 0.5%
Air Medical Merger Sub Corp., Senior Notes	6.375%	5/15/23	210,000		189,263	(a)
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	400,000		407,000	(a)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	230,000		212,462	(a)

Total Air Freight & Logistics					808,725

Airlines - 0.8%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	130,000		132,925	(a)
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	120,831		127,627	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Bonds	7.373%	12/15/15	21,939		21,938
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	1,871		2,004
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	5.500%	10/29/20	171,308		176,661	(b)
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	74,769		79,723	(b)
Heathrow Finance PLC, Senior Secured Notes	7.125%	3/1/17	400,000	GBP	639,547	(b)(f)

Total Airlines					1,180,425

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Building Products - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	310,000		$286,750	(a)
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	250,000		186,250	(a)(b)

Total Building Products					473,000

Commercial Services & Supplies - 1.4%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	170,000		152,150	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	710,000		536,050
United Rentals North America Inc., Senior Notes	8.250%	2/1/21	83,000		87,461	(b)
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	418,000		451,440	(b)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	200,000		203,124
West Corp., Senior Notes	5.375%	7/15/22	730,000		665,213	(a)

Total Commercial Services & Supplies					2,095,438

Construction & Engineering - 1.8%
Astaldi SpA, Senior Notes	7.125%	12/1/20	260,000	EUR	279,870	(a)
Astaldi SpA, Senior Notes	7.125%	12/1/20	100,000	EUR	107,642	(f)
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	400,000		292,000	(a)(b)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	270,000		275,400	(a)
Empresas ICA SAB de CV, Senior Notes	8.900%	2/4/21	616,000		160,160	(f)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	9.625%	4/15/19	356,362		267,272	(a)(c)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	400,000		367,000	(a)(b)
Modular Space Corp., Secured Notes	10.250%	1/31/19	330,000		160,050	(a)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	1,182,000		685,560	(a)(b)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	186,840		57,920	(a)(b)

Total Construction & Engineering					2,652,874

Electrical Equipment - 0.4%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	230,000		239,775	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	200,000		194,000	(a)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	100,000	EUR	112,902	(a)

Total Electrical Equipment					546,677

Industrial Conglomerates - 0.4%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000		195,000	(a)(b)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	370,000		390,687	(a)(b)

Total Industrial Conglomerates					585,687

Machinery - 1.7%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	130,000		137,800	(a)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	620,000		643,250	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	280,000		299,600
KION Finance SA, Senior Secured Notes	6.750%	2/15/20	729,000	EUR	805,031	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	136,000	EUR	154,109	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	120,000	EUR	135,978	(f)
SIG Combibloc Holdings SCA, Senior Bonds	7.750%	2/15/23	190,000	EUR	213,638	(a)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	200,000		208,000	(a)(b)

Total Machinery					2,597,406

Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	460,000		431,825	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	240,000		132,000

Total Marine					563,825

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Road & Rail - 0.8%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	270,000		$275,400	(a)(b)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	60,000		52,500	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	570,000		560,025	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	440,000		389,400	(a)

Total Road & Rail					1,277,325

Trading Companies & Distributors - 0.3%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	410,000		413,075	(b)

Transportation - 0.6%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	410,000		426,400	(a)(b)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	450,000		443,250	(a)(c)

Total Transportation					869,650

Transportation Infrastructure - 0.5%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	260,000		270,251	(a)(b)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	490,000		443,450	(a)

Total Transportation Infrastructure					713,701

TOTAL INDUSTRIALS					15,543,121

INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.1%
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	180,000		149,921

Electronic Equipment, Instruments & Components - 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	290,000		288,188

Internet Software & Services - 0.3%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	130,000		130,813	(a)(c)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	250,000		272,500

Total Internet Software & Services					403,313

IT Services - 1.7%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	400,000		202,000	(a)
First Data Corp., Secured Notes	8.250%	1/15/21	160,000		167,400	(a)
First Data Corp., Secured Notes	5.750%	1/15/24	290,000		290,725	(a)
First Data Corp., Senior Notes	7.000%	12/1/23	30,000		30,337	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	1,910,000		1,914,775	(a)

Total IT Services					2,605,237

Software - 0.3%
Oberthur Technologies Holding SAS, Senior Secured Notes	9.250%	4/30/20	400,000	EUR	461,226	(a)

TOTAL INFORMATION TECHNOLOGY					3,907,885

MATERIALS - 12.0%
Chemicals - 1.5%
Alpek SAB de CV, Senior Notes	4.500%	11/20/22	235,000		230,006	(a)(b)
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	100,000		85,000	(a)
Hexion Inc., Senior Secured Notes	8.875%	2/1/18	250,000		165,625
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	160,000		152,400	(a)(c)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	118,000	EUR	126,645	(a)(b)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	260,000		264,550	(a)(b)
OCP SA, Senior Notes	5.625%	4/25/24	450,000		458,437	(a)(b)
OCP SA, Senior Notes	4.500%	10/22/25	430,000		403,663	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.000%	12/1/18	420,000		344,400	(a)

Total Chemicals					2,230,726

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Construction Materials - 1.7%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	220,000		$211,200	(a)(b)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	100,000		96,000	(b)(f)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	560,000		602,700	(a)(b)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	400,000		430,500	(b)(f)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	750,000		689,775	(a)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	350,000		235,708	(a)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	270,000		237,600	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	100,000		85,500	(a)

Total Construction Materials					2,588,983

Containers & Packaging - 2.2%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	283,103		296,550	(a)(c)
Ardagh Packaging Finance PLC, Senior Notes	9.250%	10/15/20	1,000,000	EUR	1,114,660	(a)(b)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	460,000		435,850	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	400,000		372,000	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	360,000		347,400
Pactiv LLC, Senior Notes	7.950%	12/15/25	330,000		315,150
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	220,000		216,700	(a)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	240,000		241,800	(a)(b)

Total Containers & Packaging					3,340,110

Metals & Mining - 5.6%
ArcelorMittal, Senior Notes	8.000%	10/15/39	270,000		205,235
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	240,000		196,200	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	620,000		357,275	(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.750%	11/4/20	250,000		249,157	(a)(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	490,000		483,120	(a)(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	300,000		275,243	(b)(f)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	200,000		183,495	(a)(b)
Evraz Group SA, Senior Notes	9.500%	4/24/18	540,000		577,611	(b)(f)
Evraz Group SA, Senior Notes	6.750%	4/27/18	360,000		363,150	(a)(b)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	580,000		561,150	(a)
Gerdau Trade Inc., Senior Notes	4.750%	4/15/23	270,000		214,569	(a)(b)
Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	200,000		168,976
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	330,000		14,850	*(a)(e)(h)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	4,091		0	(a)(c)(d)(e)(j)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	30,000		23,250	(a)(b)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	260,000		312,163	(b)
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	200,000		207,250	(a)(c)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	290,000	EUR	318,824	(a)(c)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	380,000		413,250	(a)(c)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	300,000		301,094	(a)(b)
Southern Copper Corp., Senior Notes	3.875%	4/23/25	240,000		218,306
Southern Copper Corp., Senior Notes	6.750%	4/16/40	730,000		654,724	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	180,000		135,088	(b)
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	150,000		156,000	(b)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	230,000		61,525
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,277,000		1,692,289	(k)
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	100,000		91,000	(b)(f)

Total Metals & Mining					8,434,794

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Paper & Forest Products - 1.0%
Appvion Inc., Secured Notes	9.000%	6/1/20	630,000		$223,650	(a)
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	62,000		70,232	(b)
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	160,000		163,244	(b)
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	200,000		198,000	(b)
Inversiones CMPC SA, Notes	4.375%	5/15/23	200,000		191,825	(a)(b)
Inversiones CMPC SA, Senior Notes	4.750%	1/19/18	250,000		256,497	(a)(b)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	190,000		185,474	(a)(b)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	230,000		169,625

Total Paper & Forest Products					1,458,547

TOTAL MATERIALS					18,053,160

TELECOMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 6.1%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	804,000		834,150	(a)
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	280,000		296,636	(a)(b)
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	350,000		345,989	(a)
CenturyLink Inc., Senior Notes	6.750%	12/1/23	250,000		238,288	(b)
Cincinnati Bell Telephone Co., LLC, Senior Debentures	6.300%	12/1/28	50,000		45,750	(b)
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	200,000		197,698	(a)(b)
Frontier Communications Corp., Senior Notes	10.500%	9/15/22	230,000		228,563	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	350,000		343,875	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	1,410,000		1,184,400	(b)
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	470,000		392,450
Intelsat Luxembourg SA, Senior Bonds	7.750%	6/1/21	290,000		114,550
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	600,000		632,250	(b)
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	90,000		94,546
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	1,000,000		552,500	(a)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	220,000		241,642	(a)(b)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	780,000		807,300
Turk Telekomunikasyon AS, Senior Bonds	3.750%	6/19/19	330,000		326,700	(a)(b)
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	220,000		210,837	(a)(b)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	390,000		436,664	(b)
Windstream Services LLC, Senior Notes	7.750%	10/1/21	1,970,000		1,580,925
Windstream Services LLC, Senior Notes	6.375%	8/1/23	50,000		37,313

Total Diversified Telecommunication Services					9,143,026

Wireless Telecommunication Services - 4.7%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	100,000	EUR	108,238	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	610,000		606,566	(a)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	340,000		365,367	(b)
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	400,000		415,500	(a)
Neptune Finco Corp., Senior Notes	10.875%	10/15/25	470,000		498,200	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	3,265,000		2,558,944	(b)
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	630,000		681,975	(a)(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	440,000		355,300
T-Mobile USA Inc., Senior Notes	6.542%	4/28/20	120,000		124,200
T-Mobile USA Inc., Senior Notes	6.633%	4/28/21	20,000		20,725
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	490,000		490,613
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	590,000		608,007	(f)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	200,000		206,104	(a)(b)

Total Wireless Telecommunication Services					7,039,739

TOTAL TELECOMMUNICATION SERVICES					16,182,765

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 3.9%
Electric Utilities - 1.7%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	200,000		$202,250	(a)(b)
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	250,000		238,438	(a)
FirstEnergy Corp., Notes	7.375%	11/15/31	330,000		398,827	(b)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	280,000		315,700	(b)(f)
Midwest Generation LLC, Pass-Through Certificates, Secured Bonds	8.560%	1/2/16	24,494		24,402
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.237%	7/2/17	40,816		42,780
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	450,000		459,563	(b)
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	660,000		714,450
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	200,000		197,282	(a)(b)

Total Electric Utilities					2,593,692

Gas Utilities - 0.5%
Gas Natural de Lima y Callao SA, Senior Notes	4.375%	4/1/23	200,000		197,250	(a)(b)
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	70,000		73,801	(b)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	470,000		484,100	(a)(b)

Total Gas Utilities					755,151

Independent Power and Renewable Electricity Producers - 1.7%
AES Gener SA, Notes	5.250%	8/15/21	250,000		260,660	(a)(b)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	312,000		332,670	(a)(b)
Korea East-West Power Co., Ltd., Senior Notes	2.500%	6/2/20	400,000		400,484	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	1,071,724		1,105,215	(b)
Three Gorges Finance Ltd., Senior Notes	3.700%	6/10/25	440,000		446,967	(a)

Total Independent Power and Renewable Electricity Producers					2,545,996

TOTAL UTILITIES					5,894,839

TOTAL CORPORATE BONDS & NOTES (Cost - $147,610,085)					138,587,611

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	500,000		318,193	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.273%	8/15/48	400,000		281,182	(a)(g)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	400,000		248,814	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $849,325)					848,189

CONVERTIBLE BONDS & NOTES - 0.3%
MATERIALS - 0.2%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	90,000		80,944

Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	320,399		176,219	(a)(c)(d)(e)

TOTAL MATERIALS					257,163

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	1,395,900	MXN	193,662	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $588,276)					450,825

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SENIOR LOANS - 1.9%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.2%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	300,000		$304,250	(l)(m)

Specialty Retail - 0.1%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	11/12/21	230,000		231,725	(l)(m)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	179,100		131,042	(l)(m)

TOTAL CONSUMER DISCRETIONARY					667,017

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	130,000		129,025	(l)(m)

ENERGY - 0.5%
Energy Equipment & Services - 0.4%
Hercules Offshore LLC, Exit Term Loan	10.500%	5/6/20	690,000		586,500	(l)(m)

Oil, Gas & Consumable Fuels - 0.1%
Magnum Hunter Resources Inc., Incremental Second Lien Term Loan	4.200%	12/31/15	90,000		90,000	(l)(m)(n)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	177,502		119,370	(l)(m)

Total Oil, Gas & Consumable Fuels					209,370

TOTAL ENERGY					795,870

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	219,450		202,991	(l)(m)

Health Care Providers & Services - 0.2%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	290,000		281,300	(l)(m)

TOTAL HEALTH CARE					484,291

INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	229,820		232,980	(l)(m)

MATERIALS - 0.2%
Chemicals - 0.2%
Kerling PLC, EUR Term Loan	10.000%	6/30/16	300,000	EUR	318,550	(l)(m)

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	258,700		236,064	(l)(m)

TOTAL SENIOR LOANS (Cost - $3,161,453)					2,863,797

SOVEREIGN BONDS - 30.1%
Argentina - 1.2%
Republic of Argentina, Senior Bonds	7.000%	4/17/17	1,900,000		1,866,634

Armenia - 0.2%
Republic of Armenia, Senior Notes	6.000%	9/30/20	360,000		355,246	(f)

Brazil - 0.7%
Federative Republic of Brazil, Senior Notes	8.000%	1/15/18	1,007,778		1,060,686	(k)

Chile - 0.3%
Republic of Chile, Senior Notes	3.875%	8/5/20	412,000		440,840	(b)

Colombia - 2.0%
Republic of Colombia, Senior Bonds	7.375%	9/18/37	2,150,000		2,477,875	(k)
Republic of Colombia, Senior Bonds	6.125%	1/18/41	180,000		183,600
Republic of Colombia, Senior Notes	7.375%	3/18/19	255,000		289,042

Total Colombia					2,950,517

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Costa Rica - 0.3%
Republic of Costa Rica, Notes	7.000%	4/4/44	590,000	$516,988	(a)

Croatia - 0.5%
Republic of Croatia, Senior Notes	6.625%	7/14/20	260,000	282,977	(a)
Republic of Croatia, Senior Notes	5.500%	4/4/23	210,000	217,030	(f)
Republic of Croatia, Senior Notes	5.500%	4/4/23	200,000	206,696	(a)

Total Croatia				706,703

Dominican Republic - 1.4%
Dominican Republic, Senior Notes	5.500%	1/27/25	970,000	955,450	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	1,140,000	1,124,325	(a)

Total Dominican Republic				2,079,775

Ecuador - 0.5%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	940,000	794,300	(a)

Egypt - 0.2%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	330,000	284,295	(a)

El Salvador - 0.1%
Republic of El Salvador, Notes	6.375%	1/18/27	190,000	167,913	(a)

Gabon - 0.3%
Gabonese Republic, Bonds	6.375%	12/12/24	250,000	214,454	(a)
Gabonese Republic, Senior Bonds	6.950%	6/16/25	200,000	173,000	(a)

Total Gabon				387,454

Ghana - 0.2%
Republic of Ghana, Bonds	10.750%	10/14/30	290,000	306,313	(a)

Honduras - 0.3%
Republic of Honduras, Senior Notes	7.500%	3/15/24	400,000	426,630	(f)

Hungary - 1.4%
Republic of Hungary, Senior Notes	5.750%	11/22/23	1,528,000	1,724,730
Republic of Hungary, Senior Notes	5.375%	3/25/24	300,000	331,125

Total Hungary				2,055,855

Indonesia - 3.0%
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	100,000	109,446	(f)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	1,735,000	1,850,377	(f)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	1,727,000	1,873,206	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	680,000	632,876	(a)

Total Indonesia				4,465,905

Ivory Coast - 0.7%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	950,000	859,322	(f)
Republic of Cote D’Ivoire, Senior Notes	6.375%	3/3/28	240,000	224,141	(a)

Total Ivory Coast				1,083,463

Jamaica - 0.4%
Government of Jamaica, Senior Notes	7.625%	7/9/25	250,000	273,750
Government of Jamaica, Senior Notes	6.750%	4/28/28	320,000	324,000

Total Jamaica				597,750

Jordan - 0.2%
Kingdom of Jordan, Senior Notes	6.125%	1/29/26	250,000	254,531	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Kenya - 0.2%
Republic of Kenya, Senior Notes	6.875%	6/24/24	400,000		$366,500	(a)

Lithuania - 0.7%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	860,000		997,824	(a)

Mexico - 2.4%
United Mexican States, Senior Bonds	8.000%	6/11/20	14,918,500	MXN	1,003,829	(b)
United Mexican States, Senior Bonds	6.500%	6/9/22	1,780,200	MXN	111,559
United Mexican States, Senior Bonds	10.000%	12/5/24	4,800,000	MXN	368,030
United Mexican States, Senior Notes	5.125%	1/15/20	220,000		241,450	(b)
United Mexican States, Senior Notes	3.625%	3/15/22	520,000		526,500	(b)
United Mexican States, Senior Notes	4.000%	10/2/23	160,000		163,600
United Mexican States, Senior Notes	4.750%	3/8/44	1,230,000		1,159,275	(b)

Total Mexico					3,574,243

Namibia - 0.2%
Republic of Namibia, Senior Notes	5.250%	10/29/25	260,000		253,687	(a)

Pakistan - 0.2%
Republic of Pakistan, Senior Bonds	7.250%	4/15/19	330,000		339,075	(a)

Panama - 0.4%
Republic of Panama, Senior Bonds	6.700%	1/26/36	459,000		558,833

Paraguay - 0.2%
Republic of Paraguay, Senior Notes	6.100%	8/11/44	360,000		353,700	(a)

Peru - 2.0%
Republic of Peru, Senior Bonds	7.350%	7/21/25	1,200,000		1,531,800	(k)
Republic of Peru, Senior Bonds	8.750%	11/21/33	690,000		991,875
Republic of Peru, Senior Bonds	6.550%	3/14/37	321,000		381,990
Republic of Peru, Senior Bonds	5.625%	11/18/50	79,000		83,542

Total Peru					2,989,207

Philippines - 0.9%
Republic of Philippines, Senior Bonds	5.500%	3/30/26	660,000		785,978
Republic of Philippines, Senior Bonds	3.950%	1/20/40	600,000		611,877

Total Philippines					1,397,855

Poland - 1.6%
Republic of Poland, Senior Notes	6.375%	7/15/19	400,000		461,000
Republic of Poland, Senior Notes	5.125%	4/21/21	500,000		560,300
Republic of Poland, Senior Notes	5.000%	3/23/22	1,270,000		1,417,161	(k)

Total Poland					2,438,461

Russia - 2.9%
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	400,000		417,860	(a)(b)
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	42,000		68,602	(b)(f)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	2,348,763		2,793,266	(f)(k)
Russian Foreign Bond - Eurobond, Senior Bonds	5.875%	9/16/43	1,000,000		1,025,110	(a)

Total Russia					4,304,838

Senegal - 0.1%
Republic of Senegal, Bonds	6.250%	7/30/24	200,000		185,750	(f)

South Africa - 0.2%
Republic of South Africa, Senior Notes	5.875%	9/16/25	260,000		281,359

Tunisia - 0.1%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	200,000		178,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Turkey - 3.3%
Republic of Turkey, Senior Bonds	5.750%	3/22/24	260,000	$277,368
Republic of Turkey, Senior Bonds	4.250%	4/14/26	520,000	494,104
Republic of Turkey, Senior Bonds	11.875%	1/15/30	575,000	945,156
Republic of Turkey, Senior Notes	6.875%	3/17/36	2,846,000	3,202,089	(k)
Republic of Turkey, Senior Notes	6.750%	5/30/40	25,000	27,896

Total Turkey				4,946,613

Uruguay - 0.5%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	200,000	178,500
Republic of Uruguay, Senior Notes	4.500%	8/14/24	214,840	221,285
Republic of Uruguay, Senior Notes	4.375%	10/27/27	379,735	377,837

Total Uruguay				777,622

Vietnam - 0.2%
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	300,000	290,158	(a)

Zambia - 0.1%
Republic of Zambia, Senior Notes	8.970%	7/30/27	250,000	217,750	(a)

TOTAL SOVEREIGN BONDS (Cost - $43,795,006)				45,253,273

			SHARES
COMMON STOCKS - 2.9%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			19,194	0	*(d)(e)(j)

ENERGY - 0.4%
Energy Equipment & Services - 0.4%
Hercules Offshore Inc.			11,723	43,610	*
KCAD Holdings I Ltd.			77,972,021	562,880	*(d)(e)

TOTAL ENERGY				606,490

FINANCIALS - 2.1%
Banks - 2.1%
Citigroup Inc.			50,751	2,745,122
JPMorgan Chase & Co.			5,293	352,937

TOTAL FINANCIALS				3,098,059

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Physiotherapy Associates Holdings Inc.			3,500	290,500	*(d)(e)

INDUSTRIALS - 0.2%
Marine - 0.1%
DeepOcean Group Holding AS			26,137	118,531	*(d)(e)

Trading Companies & Distributors - 0.1%
H&E Equipment Services Inc.			12,513	250,385

TOTAL INDUSTRIALS				368,916

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			837,929	50,297	*(d)(e)

TOTAL COMMON STOCKS (Cost - $4,639,963)				4,414,262

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE		SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rex Energy Corp. (Cost - $250,225)	6.000%		3,500	$38,500

PREFERRED STOCKS - 0.8%
FINANCIALS - 0.8%
Consumer Finance - 0.8%
GMAC Capital Trust I (Cost - $1,085,701)	8.125%		43,913	1,119,782	(g)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.1%
Bolivarian Republic of Venezuela, Oil-linked payment obligations		4/15/20	9,125	71,859
Jack Cooper Holdings Corp.		12/15/17	496	69,440	*(a)(e)
Jack Cooper Holdings Corp.		5/6/18	228	31,920	*(a)(e)

TOTAL WARRANTS (Cost - $12,465)				173,219

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $201,992,499)				193,749,458

			SHARES
SHORT-TERM INVESTMENTS - 3.9%
State Street Institutional Treasury Plus Money Market Fund, Premier Class (Cost - $5,855,035)	0.000%		5,855,035	5,855,035

TOTAL INVESTMENTS - 132.9% (Cost - $207,847,534#)				199,604,493
Liabilities in Excess of Other Assets - (32.9)%				(49,407,354)

TOTAL NET ASSETS - 100.0%				$150,197,139

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(e)	Illiquid security.

(f)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	The coupon payment on these securities is currently in default as of November 30, 2015.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	Value is less than $1.

(k)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	All or a portion of this loan is unfunded as of November 30, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Partners Income Fund Inc. (the “Fund”) was incorporated in Maryland on September 3, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maintain a high level of current income. As a secondary objective, the Fund seeks capital appreciation. Under normal market conditions, the Fund will invest at least 33% of its total assets in securities of issuers that are, or are incorporated in or generate the majority of their revenue in, emerging market countries and at least 33% of its total assets in high-yield U.S. corporate debt securities. The Fund may also invest up to 33% of its total assets in a broad range of other U.S. and non-U.S. fixed-income securities, both investment grade and high-yield securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$17,363,282	$255,189		$17,618,471
Materials	—	18,053,160	0	*	18,053,160
Other corporate bonds & notes	—	102,915,980	—		102,915,980
Collateralized mortgage obligations	—	848,189	—		848,189
Convertible bonds & notes:
Materials	—	80,944	176,219		257,163
Telecommunication services	—	193,662	—		193,662
Senior loans:
Consumer discretionary	—	435,292	231,725		667,017
Consumer staples	—	—	129,025		129,025
Health care	—	281,300	202,991		484,291
Materials	—	—	318,550		318,550
Utilities	—	—	236,064		236,064
Other senior loans	—	1,028,850	—		1,028,850
Sovereign bonds	—	45,253,273	—		45,253,273
Common stocks:
Consumer discretionary	—	—	0	*	0	*
Energy	$43,610	—	562,880		606,490
Financials	3,098,059	—	—		3,098,059
Health care	—	—	290,500		290,500
Industrials	250,385	—	118,531		368,916
Materials	—	—	50,297		50,297
Convertible preferred stocks	38,500	—	—		38,500
Preferred stocks	1,119,782	—	—		1,119,782
Warrants	—	173,219	—		173,219

Total long-term investments	$4,550,336	$186,627,151	$2,571,971		$193,749,458

Short-term investments†	5,855,035	—	—		5,855,035

Total investments	$10,405,371	$186,627,151	$2,571,971		$199,604,493

Other financial instruments:
Futures contracts	$23,487	—	—		$23,487
Forward foreign currency contracts	—	$764,694	—		764,694

Total other financial instruments	$23,487	$764,694	—		$788,181

Total	$10,428,858	$187,391,845	$2,571,971		$200,392,674

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Futures contracts	$218,751	—	—		$218,751
Forward foreign currency contracts	—	$292,294	—		292,294

Total	$218,751	$292,294	—		$511,045

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At November 30, 2015, securities valued at $38,500 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

					CONVERTIBLE
	CORPORATE BOND & NOTES				BOND & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	MATERIALS		UTILITIES	MATERIALS
Balance as of August 31, 2015	$254,205	$0	*	$483,494	—
Accrued premiums/discounts	1,723	—		221	—
Realized gain (loss)	—	—		—	—
Change in unrealized appreciation (depreciation)[1]	(10,398)	(41)		250	—
Purchases	9,659	41		—	—
Sales	—	—		—	—
Transfers into Level 3[2]	—	—		—	$176,219
Transfers out of Level 3[3]	—	—		(483,965)	—

Balance as of November 30, 2015	$255,189	$0	*	—	$176,219

Net change in unrealized appreciation (depreciation) for investments in securities still held at November 30, 2015[1]	$(10,398)	$(41)		—	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	HEALTH CARE	MATERIALS	UTILITIES
Balance as of August 31, 2015	$233,450	—	$160,153	—	$341,695	$250,273
Accrued premiums/discounts	35	—	153	—	186	150
Realized gain (loss)	—	—	10	—	—	12
Change in unrealized appreciation (depreciation)[1]	(1,760)	—	(40,501)	—	(23,331)	(13,721)
Purchases	—	—	—	—	—	—
Sales	—	—	(445)	—	—	(650)
Transfers into Level 3[2]	—	$129,025	—	$202,991	—	—
Transfers out of Level 3[3]	—	—	(119,370)	—	—	—

Balance as of November 30, 2015	$231,725	$129,025	—	$202,991	$318,550	$236,064

Net change in unrealized appreciation (depreciation) for investments in securities still held at November 30, 2015[1]	$(1,760)	—	—	—	$(23,331)	$(13,721)

	COMMON STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY		ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	WARRANTS	TOTAL
Balance as of August 31, 2015	$0	*	$706,037	$290,500	$168,479	$49,437	$101,360	$3,039,083
Accrued premiums/discounts	—		—	—	—	—	—	2,468
Realized gain (loss)	—		—	—	—	—	—	22
Change in unrealized appreciation (depreciation)[1]	—		(143,157)	—	(49,948)	860	—	(281,747)
Purchases	—		—	—	—	—	—	9,700
Sales	—		—	—	—	—	—	(1,095)
Transfers into Level 3[2]	—		—	—	—	—	—	508,235
Transfers out of Level 3[3]	—		—	—	—	—	(101,360)	(704,695)

Balance as of November 30, 2015	$0	*	$562,880	$290,500	$118,531	$50,297	—	$2,571,971

Net change in unrealized appreciation
(depreciation) for investments in securities still held at November 30, 2015[1]	—		$(143,157)	—	$(49,948)	$860	—	$(241,496)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At November 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,203,661
Gross unrealized depreciation	(16,446,702)

Net unrealized depreciation	$(8,243,041)

At November 30, 2015, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Credit Suisse	(1.00)%	10/30/2015	TBD	**	$2,653,595	Sovereign bonds Cash	$2,791,497 268,561
Credit Suisse	0.50%	6/25/2015	TBD	**	1,005,750	Sovereign bonds Cash	1,115,875 101,788
Credit Suisse	0.75%	11/10/2015	TBD	**	2,646,780	Sovereign bonds Cash	3,202,089 267,871
Credit Suisse	0.75%	7/17/2014	TBD	**	1,342,200	Sovereign bonds Cash	1,060,686 135,839
Credit Suisse	0.85%	6/10/2014	TBD	**	3,764,000	Sovereign bonds Cash	3,836,800 380,941
JPMorgan Chase & Co.	0.25%	4/8/2015	TBD	**	830,000	Corporate bonds & notes	743,210

					$12,242,325		$13,905,157

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

At November 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro	23	12/15	$3,221,006	$3,040,600	$(180,406)
U.S. Treasury Ultra Long-Term Bonds	28	3/16	4,412,763	4,436,250	23,487

					(156,919)

Contracts to Sell:
U.S. Treasury 5-Year Notes	115	3/16	13,637,102	13,648,164	(11,062)
U.S. Treasury 10-Year Notes	92	3/16	11,604,967	11,632,250	(27,283)

					(38,345)

Net unrealized depreciation on open futures contracts					$(195,264)

Notes to Schedule of Investments (unaudited) (continued)

At November 30, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	8,397,000	USD	2,256,651	JPMorgan Chase & Co.	12/15/15	$(94,904)
USD	2,099,250	BRL	8,397,000	JPMorgan Chase & Co.	12/15/15	(62,497)
EUR	80,000	USD	91,001	Bank of America N.A.	1/19/16	(6,349)
USD	7,741,632	EUR	6,789,000	Bank of America N.A.	1/19/16	557,892
INR	105,283,315	USD	1,559,753	Bank of America N.A.	2/12/16	528
USD	1,559,721	SGD	2,225,800	Bank of America N.A.	2/12/16	(14,315)
USD	1,765,563	MXN	29,871,215	Barclays Bank PLC	2/12/16	(27,908)
BRL	5,852,787	USD	1,545,903	Citibank N.A.	2/12/16	(67,043)
USD	1,497,413	BRL	5,852,787	Citibank N.A.	2/12/16	18,554
USD	1,562,350	EUR	1,427,030	BNP Paribas SA	2/16/16	51,154
EUR	487,729	USD	531,439	Citibank N.A.	2/16/16	(14,944)
USD	659,168	GBP	435,252	Citibank N.A.	2/16/16	3,522
EUR	120,000	USD	130,726	UBS AG	2/16/16	(3,649)
EUR	70,000	USD	74,813	UBS AG	2/16/16	(685)
USD	3,978,229	EUR	3,647,500	UBS AG	2/16/16	115,603
USD	847,998	GBP	551,367	UBS AG	2/16/16	17,441

Total						$472,400

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global Partners Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 21, 2016